WARRANTS (Tables)	3 Months Ended
Mar. 31, 2014
Warrants

The warrants contain a provision which could adjust the strike price based on certain future events and are thus considered to be liabilities. As of March 31, 2014, warrants outstanding are as follows:

	Warrant Liability	Warrants	Original Issue Strike Price
December 31, 2013	$16,600,500	7,075,000	$9.05
Issued	78,259,040	12,089,000	$5.00
Exercised	—	—

March 31, 2014	$94,859,540	19,164,000